Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK BOND TRUST
Entity Central Index Key	0000315554
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000213124 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Short Duration Bond Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Short Duration Bond Fund (the fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Bond Fund (Class NAV)	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Short Duration Bond Fund (Class NAV) returned 6.54% for the year ended May 31, 2025. The U.S. bond market produced broad-based gains in the annual period, with positive price performance augmenting the contribution from income. Investors were cheered by the backdrop of falling inflation, moderate economic growth, and interest rate cuts by the U.S. Federal Reserve. Credit-oriented market segments generally outperformed, reflecting a hearty appetite for risk among market participants.
TOP PERFORMANCE CONTRIBUTORS
Investment-grade corporate bonds | The fund’s allocation to this area made the largest contribution to absolute performance due to the combination of positive total returns and a sizable portfolio weighting. Paramount Global and The Boeing Company were the leading individual contributors in the category.
High-yield corporate bonds | High-yield bonds delivered gains and outpaced the investment-grade market.
Other contributing sectors | An allocation to U.S. Treasuries and government debt also contributed, as did holdings in asset-backed securities, emerging-market corporate issues, and commercial mortgage-backed securities.
TOP PERFORMANCE DETRACTORS
A small number of individual securities | Although most of the fund’s positions registered positive absolute returns, certain holdings finished with losses.
Specific securities detractors | The position in Liberty Communications Puerto Rico was the largest individual detractor in the portfolio. The Michaels Companies., Inc. also detracted from fund performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Short Duration Bond Fund (Class NAV)	6.54%	3.03%	2.90%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	0.59%
Bloomberg U.S. Aggregate 1-3 Year Bond Index	5.86%	1.47%	1.92%

Performance Inception Date	Jul. 16, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,296,724,237
Holdings Count | Holding	413
Advisory Fees Paid, Amount	$ 2,227,236
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,296,724,237
Total number of portfolio holdings	413
Total advisory fees paid (net)	$2,227,236
Portfolio turnover rate	77%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	62.5%
U.S. Government	16.8%
Asset-backed securities	16.8%
Collateralized mortgage obligations – Commercial and residential	1.8%
Collateralized mortgage obligations – U.S. Government Agency	0.4%
Foreign government obligations	0.4%
Term loans	0.2%
Short-term investments and other	1.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000213125 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Short Duration Bond Fund
Class Name	Class R6
Trading Symbol	JSNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Short Duration Bond Fund (the fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Bond Fund (Class R6/JSNRX)	$28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Short Duration Bond Fund (Class R6/JSNRX) returned 6.53% for the year ended May 31, 2025. The U.S. bond market produced broad-based gains in the annual period, with positive price performance augmenting the contribution from income. Investors were cheered by the backdrop of falling inflation, moderate economic growth, and interest rate cuts by the U.S. Federal Reserve. Credit-oriented market segments generally outperformed, reflecting a hearty appetite for risk among market participants.
TOP PERFORMANCE CONTRIBUTORS
Investment-grade corporate bonds | The fund’s allocation to this area made the largest contribution to absolute performance due to the combination of positive total returns and a sizable portfolio weighting. Paramount Global and The Boeing Company were the leading individual contributors in the category.
High-yield corporate bonds | High-yield bonds delivered gains and outpaced the investment-grade market.
Other contributing sectors | An allocation to U.S. Treasuries and government debt also contributed, as did holdings in asset-backed securities, emerging-market corporate issues, and commercial mortgage-backed securities.
TOP PERFORMANCE DETRACTORS
A small number of individual securities | Although most of the fund’s positions registered positive absolute returns, certain holdings finished with losses.
Specific securities detractors | The position in Liberty Communications Puerto Rico was the largest individual detractor in the portfolio. The Michaels Companies., Inc. also detracted from fund performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Short Duration Bond Fund (Class R6/JSNRX)	6.53%	3.05%	2.91%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	0.59%
Bloomberg U.S. Aggregate 1-3 Year Bond Index	5.86%	1.47%	1.92%

Performance Inception Date	Jul. 16, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,296,724,237
Holdings Count | Holding	413
Advisory Fees Paid, Amount	$ 2,227,236
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,296,724,237
Total number of portfolio holdings	413
Total advisory fees paid (net)	$2,227,236
Portfolio turnover rate	77%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	62.5%
U.S. Government	16.8%
Asset-backed securities	16.8%
Collateralized mortgage obligations – Commercial and residential	1.8%
Collateralized mortgage obligations – U.S. Government Agency	0.4%
Foreign government obligations	0.4%
Term loans	0.2%
Short-term investments and other	1.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000213126 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Short Duration Bond Fund
Class Name	Class A
Trading Symbol	JSNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Short Duration Bond Fund (the fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Bond Fund (Class A/JSNAX)	$65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Short Duration Bond Fund (Class A/JSNAX) returned 6.15% (excluding sales charges) for the year ended May 31, 2025. The U.S. bond market produced broad-based gains in the annual period, with positive price performance augmenting the contribution from income. Investors were cheered by the backdrop of falling inflation, moderate economic growth, and interest rate cuts by the U.S. Federal Reserve. Credit-oriented market segments generally outperformed, reflecting a hearty appetite for risk among market participants.
TOP PERFORMANCE CONTRIBUTORS
Investment-grade corporate bonds | The fund’s allocation to this area made the largest contribution to absolute performance due to the combination of positive total returns and a sizable portfolio weighting. Paramount Global and The Boeing Company were the leading individual contributors in the category.
High-yield corporate bonds | High-yield bonds delivered gains and outpaced the investment-grade market.
Other contributing sectors | An allocation to U.S. Treasuries and government debt also contributed, as did holdings in asset-backed securities, emerging-market corporate issues, and commercial mortgage-backed securities.
TOP PERFORMANCE DETRACTORS
A small number of individual securities | Although most of the fund’s positions registered positive absolute returns, certain holdings finished with losses.
Specific securities detractors | The position in Liberty Communications Puerto Rico was the largest individual detractor in the portfolio. The Michaels Companies., Inc. also detracted from fund performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Short Duration Bond Fund (Class A/JSNAX)	3.80%	2.19%	2.13%
Short Duration Bond Fund (Class A/JSNAX)—excluding sales charge	6.15%	2.66%	2.53%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	0.59%
Bloomberg U.S. Aggregate 1-3 Year Bond Index	5.86%	1.47%	1.92%

Performance Inception Date	Jul. 16, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,296,724,237
Holdings Count | Holding	413
Advisory Fees Paid, Amount	$ 2,227,236
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,296,724,237
Total number of portfolio holdings	413
Total advisory fees paid (net)	$2,227,236
Portfolio turnover rate	77%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	62.5%
U.S. Government	16.8%
Asset-backed securities	16.8%
Collateralized mortgage obligations – Commercial and residential	1.8%
Collateralized mortgage obligations – U.S. Government Agency	0.4%
Foreign government obligations	0.4%
Term loans	0.2%
Short-term investments and other	1.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000213127 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Short Duration Bond Fund
Class Name	Class C
Trading Symbol	JSNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Short Duration Bond Fund (the fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Bond Fund (Class C/JSNCX)	$142	1.38%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Short Duration Bond Fund (Class C/JSNCX) returned 5.35% (excluding sales charges) for the year ended May 31, 2025. The U.S. bond market produced broad-based gains in the annual period, with positive price performance augmenting the contribution from income. Investors were cheered by the backdrop of falling inflation, moderate economic growth, and interest rate cuts by the U.S. Federal Reserve. Credit-oriented market segments generally outperformed, reflecting a hearty appetite for risk among market participants.
TOP PERFORMANCE CONTRIBUTORS
Investment-grade corporate bonds | The fund’s allocation to this area made the largest contribution to absolute performance due to the combination of positive total returns and a sizable portfolio weighting. Paramount Global and The Boeing Company were the leading individual contributors in the category.
High-yield corporate bonds | High-yield bonds delivered gains and outpaced the investment-grade market.
Other contributing sectors | An allocation to U.S. Treasuries and government debt also contributed, as did holdings in asset-backed securities, emerging-market corporate issues, and commercial mortgage-backed securities.
TOP PERFORMANCE DETRACTORS
A small number of individual securities | Although most of the fund’s positions registered positive absolute returns, certain holdings finished with losses.
Specific securities detractors | The position in Liberty Communications Puerto Rico was the largest individual detractor in the portfolio. The Michaels Companies., Inc. also detracted from fund performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Short Duration Bond Fund (Class C/JSNCX)	4.35%	1.91%	1.78%
Short Duration Bond Fund (Class C/JSNCX)—excluding sales charge	5.35%	1.91%	1.78%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	0.59%
Bloomberg U.S. Aggregate 1-3 Year Bond Index	5.86%	1.47%	1.92%

Performance Inception Date	Jul. 16, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,296,724,237
Holdings Count | Holding	413
Advisory Fees Paid, Amount	$ 2,227,236
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,296,724,237
Total number of portfolio holdings	413
Total advisory fees paid (net)	$2,227,236
Portfolio turnover rate	77%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	62.5%
U.S. Government	16.8%
Asset-backed securities	16.8%
Collateralized mortgage obligations – Commercial and residential	1.8%
Collateralized mortgage obligations – U.S. Government Agency	0.4%
Foreign government obligations	0.4%
Term loans	0.2%
Short-term investments and other	1.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000213128 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Short Duration Bond Fund
Class Name	Class I
Trading Symbol	JSNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Short Duration Bond Fund (the fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Bond Fund (Class I/JSNIX)	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Short Duration Bond Fund (Class I/JSNIX) returned 6.41% for the year ended May 31, 2025. The U.S. bond market produced broad-based gains in the annual period, with positive price performance augmenting the contribution from income. Investors were cheered by the backdrop of falling inflation, moderate economic growth, and interest rate cuts by the U.S. Federal Reserve. Credit-oriented market segments generally outperformed, reflecting a hearty appetite for risk among market participants.
TOP PERFORMANCE CONTRIBUTORS
Investment-grade corporate bonds | The fund’s allocation to this area made the largest contribution to absolute performance due to the combination of positive total returns and a sizable portfolio weighting. Paramount Global and The Boeing Company were the leading individual contributors in the category.
High-yield corporate bonds | High-yield bonds delivered gains and outpaced the investment-grade market.
Other contributing sectors | An allocation to U.S. Treasuries and government debt also contributed, as did holdings in asset-backed securities, emerging-market corporate issues, and commercial mortgage-backed securities.
TOP PERFORMANCE DETRACTORS
A small number of individual securities | Although most of the fund’s positions registered positive absolute returns, certain holdings finished with losses.
Specific securities detractors | The position in Liberty Communications Puerto Rico was the largest individual detractor in the portfolio. The Michaels Companies., Inc. also detracted from fund performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Short Duration Bond Fund (Class I/JSNIX)	6.41%	2.92%	2.78%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	0.59%
Bloomberg U.S. Aggregate 1-3 Year Bond Index	5.86%	1.47%	1.92%

Performance Inception Date	Jul. 16, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,296,724,237
Holdings Count | Holding	413
Advisory Fees Paid, Amount	$ 2,227,236
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,296,724,237
Total number of portfolio holdings	413
Total advisory fees paid (net)	$2,227,236
Portfolio turnover rate	77%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	62.5%
U.S. Government	16.8%
Asset-backed securities	16.8%
Collateralized mortgage obligations – Commercial and residential	1.8%
Collateralized mortgage obligations – U.S. Government Agency	0.4%
Foreign government obligations	0.4%
Term loans	0.2%
Short-term investments and other	1.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000001741 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Investment Grade Bond Fund
Class Name	Class I
Trading Symbol	TIUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Investment Grade Bond Fund (the fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Grade Bond Fund (Class I/TIUSX)	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Investment Grade Bond Fund (Class I/TIUSX) returned 5.53% for the year ended May 31, 2025. The U.S. bond market produced broad-based gains in the annual period, with positive price performance augmenting the contribution from income. Investors were cheered by the backdrop of falling inflation, moderate economic growth, and interest rate cuts by the U.S. Federal Reserve. Credit-oriented market segments generally outperformed, reflecting a hearty appetite for risk among market participants.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | The fund’s allocation to this area made the largest contribution to absolute performance due to the combination of positive total returns and a sizable portfolio weighting.
Investment-grade corporates | This segment of the fund also made a meaningful contribution, led by Charter Communications Operating LLC and Fresenius Medical Care AG.
Other contributing sectors | An allocation to U.S. Treasuries and government debt also contributed, as did holdings in asset-backed securities, commercial mortgage-backed securities, and non-agency mortgage-backed securities.
TOP PERFORMANCE DETRACTORS
Specific U.S. Treasury positions | Although the fund’s positions in Treasuries added value as a group, certain holdings in Treasuries experienced losses.
A small number of individual investment-grade corporate bonds | While most of the fund’s positions in this category registered positive absolute returns, a limited group of holdings—including Ford Motor Credit Company LLC and Occidental Petroleum Corp.—lost ground.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Investment Grade Bond Fund (Class I/TIUSX)	5.53%	(0.44)%	1.66%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Aug. 30, 2024
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 3,411,639,530
Holdings Count | Holding	901
Advisory Fees Paid, Amount	$ 10,890,935
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,411,639,530
Total number of portfolio holdings	901
Total advisory fees paid (net)	$10,890,935
Portfolio turnover rate	107%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	38.9%
Corporate bonds	29.6%
U.S. Government	18.8%
Asset-backed securities	6.9%
Collateralized mortgage obligations – Commercial and residential	3.6%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Municipal bonds	0.3%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
Effective August 30, 2024, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class I in an amount equal to the amount by which expenses of the class exceed 0.49% of the class’s average daily net assets.
On January 28, 2025, the shareholders of John Hancock Government Income Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on February 26, 2025.
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Material Fund Change Expenses [Text Block]
Effective August 30, 2024, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class I in an amount equal to the amount by which expenses of the class exceed 0.49% of the class’s average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000153916 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Investment Grade Bond Fund
Class Name	Class R2
Trading Symbol	JIGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Investment Grade Bond Fund (the fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Grade Bond Fund (Class R2/JIGBX)	$89	0.87%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Investment Grade Bond Fund (Class R2/JIGBX) returned 5.13% for the year ended May 31, 2025. The U.S. bond market produced broad-based gains in the annual period, with positive price performance augmenting the contribution from income. Investors were cheered by the backdrop of falling inflation, moderate economic growth, and interest rate cuts by the U.S. Federal Reserve. Credit-oriented market segments generally outperformed, reflecting a hearty appetite for risk among market participants.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | The fund’s allocation to this area made the largest contribution to absolute performance due to the combination of positive total returns and a sizable portfolio weighting.
Investment-grade corporates | This segment of the fund also made a meaningful contribution, led by Charter Communications Operating LLC and Fresenius Medical Care AG.
Other contributing sectors | An allocation to U.S. Treasuries and government debt also contributed, as did holdings in asset-backed securities, commercial mortgage-backed securities, and non-agency mortgage-backed securities.
TOP PERFORMANCE DETRACTORS
Specific U.S. Treasury positions | Although the fund’s positions in Treasuries added value as a group, certain holdings in Treasuries experienced losses.
A small number of individual investment-grade corporate bonds | While most of the fund’s positions in this category registered positive absolute returns, a limited group of holdings—including Ford Motor Credit Company LLC and Occidental Petroleum Corp.—lost ground.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Investment Grade Bond Fund (Class R2/JIGBX)	5.13%	(0.82)%	1.30%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 3,411,639,530
Holdings Count | Holding	901
Advisory Fees Paid, Amount	$ 10,890,935
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,411,639,530
Total number of portfolio holdings	901
Total advisory fees paid (net)	$10,890,935
Portfolio turnover rate	107%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	38.9%
Corporate bonds	29.6%
U.S. Government	18.8%
Asset-backed securities	6.9%
Collateralized mortgage obligations – Commercial and residential	3.6%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Municipal bonds	0.3%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
On January 28, 2025, the shareholders of John Hancock Government Income Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on February 26, 2025.
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000153917 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Investment Grade Bond Fund
Class Name	Class R4
Trading Symbol	JIGMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Investment Grade Bond Fund (the fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Grade Bond Fund (Class R4/JIGMX)	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Investment Grade Bond Fund (Class R4/JIGMX) returned 5.38% for the year ended May 31, 2025. The U.S. bond market produced broad-based gains in the annual period, with positive price performance augmenting the contribution from income. Investors were cheered by the backdrop of falling inflation, moderate economic growth, and interest rate cuts by the U.S. Federal Reserve. Credit-oriented market segments generally outperformed, reflecting a hearty appetite for risk among market participants.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | The fund’s allocation to this area made the largest contribution to absolute performance due to the combination of positive total returns and a sizable portfolio weighting.
Investment-grade corporates | This segment of the fund also made a meaningful contribution, led by Charter Communications Operating LLC and Fresenius Medical Care AG.
Other contributing sectors | An allocation to U.S. Treasuries and government debt also contributed, as did holdings in asset-backed securities, commercial mortgage-backed securities, and non-agency mortgage-backed securities.
TOP PERFORMANCE DETRACTORS
Specific U.S. Treasury positions | Although the fund’s positions in Treasuries added value as a group, certain holdings in Treasuries experienced losses.
A small number of individual investment-grade corporate bonds | While most of the fund’s positions in this category registered positive absolute returns, a limited group of holdings—including Ford Motor Credit Company LLC and Occidental Petroleum Corp.—lost ground.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Investment Grade Bond Fund (Class R4/JIGMX)	5.38%	(0.58)%	1.54%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 3,411,639,530
Holdings Count | Holding	901
Advisory Fees Paid, Amount	$ 10,890,935
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,411,639,530
Total number of portfolio holdings	901
Total advisory fees paid (net)	$10,890,935
Portfolio turnover rate	107%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	38.9%
Corporate bonds	29.6%
U.S. Government	18.8%
Asset-backed securities	6.9%
Collateralized mortgage obligations – Commercial and residential	3.6%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Municipal bonds	0.3%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
On January 28, 2025, the shareholders of John Hancock Government Income Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on February 26, 2025.
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000153918 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Investment Grade Bond Fund
Class Name	Class R6
Trading Symbol	JIGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Investment Grade Bond Fund (the fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Grade Bond Fund (Class R6/JIGEX)	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Investment Grade Bond Fund (Class R6/JIGEX) returned 5.64% for the year ended May 31, 2025. The U.S. bond market produced broad-based gains in the annual period, with positive price performance augmenting the contribution from income. Investors were cheered by the backdrop of falling inflation, moderate economic growth, and interest rate cuts by the U.S. Federal Reserve. Credit-oriented market segments generally outperformed, reflecting a hearty appetite for risk among market participants.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | The fund’s allocation to this area made the largest contribution to absolute performance due to the combination of positive total returns and a sizable portfolio weighting.
Investment-grade corporates | This segment of the fund also made a meaningful contribution, led by Charter Communications Operating LLC and Fresenius Medical Care AG.
Other contributing sectors | An allocation to U.S. Treasuries and government debt also contributed, as did holdings in asset-backed securities, commercial mortgage-backed securities, and non-agency mortgage-backed securities.
TOP PERFORMANCE DETRACTORS
Specific U.S. Treasury positions | Although the fund’s positions in Treasuries added value as a group, certain holdings in Treasuries experienced losses.
A small number of individual investment-grade corporate bonds | While most of the fund’s positions in this category registered positive absolute returns, a limited group of holdings—including Ford Motor Credit Company LLC and Occidental Petroleum Corp.—lost ground.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Investment Grade Bond Fund (Class R6/JIGEX)	5.64%	(0.33)%	1.78%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 3,411,639,530
Holdings Count | Holding	901
Advisory Fees Paid, Amount	$ 10,890,935
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,411,639,530
Total number of portfolio holdings	901
Total advisory fees paid (net)	$10,890,935
Portfolio turnover rate	107%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	38.9%
Corporate bonds	29.6%
U.S. Government	18.8%
Asset-backed securities	6.9%
Collateralized mortgage obligations – Commercial and residential	3.6%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Municipal bonds	0.3%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
On January 28, 2025, the shareholders of John Hancock Government Income Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on February 26, 2025.
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000106437 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock High Yield Fund
Class Name	Class R6
Trading Symbol	JFHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock High Yield Fund (the fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund (Class R6/JFHYX)	$58	0.56%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
High Yield Fund (Class R6/JFHYX) returned 8.04% for the year ended May 31, 2025. High-yield bonds delivered strong total returns in the annual period, with the benefit of income offsetting a small increase in yield spreads. The category was helped by the combination of steady economic growth, positive corporate earnings, and accommodative U.S. Federal Reserve policy. However, high-yield debt experienced meaningful volatility in March and April 2025 due to uncertainty related to U.S. trade policy.
TOP PERFORMANCE CONTRIBUTORS
Technology | Holdings in this industry group made the largest contribution to absolute performance, led by Microstrategy, Inc.
Cable & satellite services | CCO Holdings LLC, the issuing entity of Charter Communications, Inc., was the leading contributor in the industry.
Individual security contributors | The fund’s position in the bonds of the media company iHeart Communications, Inc. made the largest contribution to performance at the individual security level. Level 3 Financing, Inc. also aided returns.
TOP PERFORMANCE DETRACTORS
Sector detractors | Retail was one of the few sectors in which the fund’s holdings suffered negative returns, primarily as a result of a loss for the bonds of Saks Global Enterprises LLC. The chemicals and paper industries were also modest detractors.
Individual security detractors | Holdings in Liberty Media and Liberty Communications Puerto Rico were also notable detractors, as were the chemical producer Trinseo Materials and the building materials producer JELD-WEN, Inc.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Fund (Class R6/JFHYX)	8.04%	5.17%	4.25%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
ICE BofA U.S. High Yield Index	9.28%	5.82%	4.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,398,078,990
Holdings Count | Holding	393
Advisory Fees Paid, Amount	$ 6,186,805
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,398,078,990
Total number of portfolio holdings	393
Total advisory fees paid (net)	$6,186,805
Portfolio turnover rate	54%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	85.5%
Term loans	7.5%
Asset-backed securities	1.9%
Preferred securities	1.0%
U.S. Government Agency	0.3%
Collateralized mortgage obligations – Commercial and residential	0.1%
Short-term investments and other	3.7%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
On January 15, 2025, the shareholders of John Hancock Funds II High Yield Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on February 7, 2025.
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000128461 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock High Yield Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock High Yield Fund (the fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund (Class NAV)	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
High Yield Fund (Class NAV) returned 8.05% for the year ended May 31, 2025. High-yield bonds delivered strong total returns in the annual period, with the benefit of income offsetting a small increase in yield spreads. The category was helped by the combination of steady economic growth, positive corporate earnings, and accommodative U.S. Federal Reserve policy. However, high-yield debt experienced meaningful volatility in March and April 2025 due to uncertainty related to U.S. trade policy.
TOP PERFORMANCE CONTRIBUTORS
Technology | Holdings in this industry group made the largest contribution to absolute performance, led by Microstrategy, Inc.
Cable & satellite services | CCO Holdings LLC, the issuing entity of Charter Communications, Inc., was the leading contributor in the industry.
Individual security contributors | The fund’s position in the bonds of the media company iHeart Communications, Inc. made the largest contribution to performance at the individual security level. Level 3 Financing, Inc. also aided returns.
TOP PERFORMANCE DETRACTORS
Sector detractors | Retail was one of the few sectors in which the fund’s holdings suffered negative returns, primarily as a result of a loss for the bonds of Saks Global Enterprises LLC. The chemicals and paper industries were also modest detractors.
Individual security detractors | Holdings in Liberty Media and Liberty Communications Puerto Rico were also notable detractors, as were the chemical producer Trinseo Materials and the building materials producer JELD-WEN, Inc.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Fund (Class NAV)	8.05%	5.18%	4.31%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
ICE BofA U.S. High Yield Index	9.28%	5.82%	4.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,398,078,990
Holdings Count | Holding	393
Advisory Fees Paid, Amount	$ 6,186,805
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,398,078,990
Total number of portfolio holdings	393
Total advisory fees paid (net)	$6,186,805
Portfolio turnover rate	54%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	85.5%
Term loans	7.5%
Asset-backed securities	1.9%
Preferred securities	1.0%
U.S. Government Agency	0.3%
Collateralized mortgage obligations – Commercial and residential	0.1%
Short-term investments and other	3.7%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
On January 15, 2025, the shareholders of John Hancock Funds II High Yield Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on February 7, 2025.
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000001737 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock High Yield Fund
Class Name	Class C
Trading Symbol	JHYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock High Yield Fund (the fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund (Class C/JHYCX)	$172	1.66%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
High Yield Fund (Class C/JHYCX) returned 6.85% (excluding sales charges) for the year ended May 31, 2025. High-yield bonds delivered strong total returns in the annual period, with the benefit of income offsetting a small increase in yield spreads. The category was helped by the combination of steady economic growth, positive corporate earnings, and accommodative U.S. Federal Reserve policy. However, high-yield debt experienced meaningful volatility in March and April 2025 due to uncertainty related to U.S. trade policy.
TOP PERFORMANCE CONTRIBUTORS
Technology | Holdings in this industry group made the largest contribution to absolute performance, led by Microstrategy, Inc.
Cable & satellite services | CCO Holdings LLC, the issuing entity of Charter Communications, Inc., was the leading contributor in the industry.
Individual security contributors | The fund’s position in the bonds of the media company iHeart Communications, Inc. made the largest contribution to performance at the individual security level. Level 3 Financing, Inc. also aided returns.
TOP PERFORMANCE DETRACTORS
Sector detractors | Retail was one of the few sectors in which the fund’s holdings suffered negative returns, primarily as a result of a loss for the bonds of Saks Global Enterprises LLC. The chemicals and paper industries were also modest detractors.
Individual security detractors | Holdings in Liberty Media and Liberty Communications Puerto Rico were also notable detractors, as were the chemical producer Trinseo Materials and the building materials producer JELD-WEN, Inc.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Fund (Class C/JHYCX)	5.85%	4.08%	3.18%
High Yield Fund (Class C/JHYCX)—excluding sales charge	6.85%	4.08%	3.18%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
ICE BofA U.S. High Yield Index	9.28%	5.82%	4.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,398,078,990
Holdings Count | Holding	393
Advisory Fees Paid, Amount	$ 6,186,805
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,398,078,990
Total number of portfolio holdings	393
Total advisory fees paid (net)	$6,186,805
Portfolio turnover rate	54%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	85.5%
Term loans	7.5%
Asset-backed securities	1.9%
Preferred securities	1.0%
U.S. Government Agency	0.3%
Collateralized mortgage obligations – Commercial and residential	0.1%
Short-term investments and other	3.7%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
On January 15, 2025, the shareholders of John Hancock Funds II High Yield Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on February 7, 2025.
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000051988 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock High Yield Fund
Class Name	Class I
Trading Symbol	JYHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock High Yield Fund (the fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund (Class I/JYHIX)	$69	0.66%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
High Yield Fund (Class I/JYHIX) returned 7.92% for the year ended May 31, 2025. High-yield bonds delivered strong total returns in the annual period, with the benefit of income offsetting a small increase in yield spreads. The category was helped by the combination of steady economic growth, positive corporate earnings, and accommodative U.S. Federal Reserve policy. However, high-yield debt experienced meaningful volatility in March and April 2025 due to uncertainty related to U.S. trade policy.
TOP PERFORMANCE CONTRIBUTORS
Technology | Holdings in this industry group made the largest contribution to absolute performance, led by Microstrategy, Inc.
Cable & satellite services | CCO Holdings LLC, the issuing entity of Charter Communications, Inc., was the leading contributor in the industry.
Individual security contributors | The fund’s position in the bonds of the media company iHeart Communications, Inc. made the largest contribution to performance at the individual security level. Level 3 Financing, Inc. also aided returns.
TOP PERFORMANCE DETRACTORS
Sector detractors | Retail was one of the few sectors in which the fund’s holdings suffered negative returns, primarily as a result of a loss for the bonds of Saks Global Enterprises LLC. The chemicals and paper industries were also modest detractors.
Individual security detractors | Holdings in Liberty Media and Liberty Communications Puerto Rico were also notable detractors, as were the chemical producer Trinseo Materials and the building materials producer JELD-WEN, Inc.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Fund (Class I/JYHIX)	7.92%	5.13%	4.22%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
ICE BofA U.S. High Yield Index	9.28%	5.82%	4.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,398,078,990
Holdings Count | Holding	393
Advisory Fees Paid, Amount	$ 6,186,805
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,398,078,990
Total number of portfolio holdings	393
Total advisory fees paid (net)	$6,186,805
Portfolio turnover rate	54%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	85.5%
Term loans	7.5%
Asset-backed securities	1.9%
Preferred securities	1.0%
U.S. Government Agency	0.3%
Collateralized mortgage obligations – Commercial and residential	0.1%
Short-term investments and other	3.7%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
On January 15, 2025, the shareholders of John Hancock Funds II High Yield Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on February 7, 2025.
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000001735 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock High Yield Fund
Class Name	Class A
Trading Symbol	JHHBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock High Yield Fund (the fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund (Class A/JHHBX)	$94	0.91%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
High Yield Fund (Class A/JHHBX) returned 7.65% (excluding sales charges) for the year ended May 31, 2025. High-yield bonds delivered strong total returns in the annual period, with the benefit of income offsetting a small increase in yield spreads. The category was helped by the combination of steady economic growth, positive corporate earnings, and accommodative U.S. Federal Reserve policy. However, high-yield debt experienced meaningful volatility in March and April 2025 due to uncertainty related to U.S. trade policy.
TOP PERFORMANCE CONTRIBUTORS
Technology | Holdings in this industry group made the largest contribution to absolute performance, led by Microstrategy, Inc.
Cable & satellite services | CCO Holdings LLC, the issuing entity of Charter Communications, Inc., was the leading contributor in the industry.
Individual security contributors | The fund’s position in the bonds of the media company iHeart Communications, Inc. made the largest contribution to performance at the individual security level. Level 3 Financing, Inc. also aided returns.
TOP PERFORMANCE DETRACTORS
Sector detractors | Retail was one of the few sectors in which the fund’s holdings suffered negative returns, primarily as a result of a loss for the bonds of Saks Global Enterprises LLC. The chemicals and paper industries were also modest detractors.
Individual security detractors | Holdings in Liberty Media and Liberty Communications Puerto Rico were also notable detractors, as were the chemical producer Trinseo Materials and the building materials producer JELD-WEN, Inc.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Fund (Class A/JHHBX)	3.18%	4.02%	3.54%
High Yield Fund (Class A/JHHBX)—excluding sales charge	7.65%	4.87%	3.96%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
ICE BofA U.S. High Yield Index	9.28%	5.82%	4.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,398,078,990
Holdings Count | Holding	393
Advisory Fees Paid, Amount	$ 6,186,805
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,398,078,990
Total number of portfolio holdings	393
Total advisory fees paid (net)	$6,186,805
Portfolio turnover rate	54%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	85.5%
Term loans	7.5%
Asset-backed securities	1.9%
Preferred securities	1.0%
U.S. Government Agency	0.3%
Collateralized mortgage obligations – Commercial and residential	0.1%
Short-term investments and other	3.7%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
On January 15, 2025, the shareholders of John Hancock Funds II High Yield Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on February 7, 2025.
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000001738 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Investment Grade Bond Fund
Class Name	Class A
Trading Symbol	TAUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Investment Grade Bond Fund (the fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Grade Bond Fund (Class A/TAUSX)	$76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Investment Grade Bond Fund (Class A/TAUSX) returned 5.26% (excluding sales charges) for the year ended May 31, 2025. The U.S. bond market produced broad-based gains in the annual period, with positive price performance augmenting the contribution from income. Investors were cheered by the backdrop of falling inflation, moderate economic growth, and interest rate cuts by the U.S. Federal Reserve. Credit-oriented market segments generally outperformed, reflecting a hearty appetite for risk among market participants.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | The fund’s allocation to this area made the largest contribution to absolute performance due to the combination of positive total returns and a sizable portfolio weighting.
Investment-grade corporates | This segment of the fund also made a meaningful contribution, led by Charter Communications Operating LLC and Fresenius Medical Care AG.
Other contributing sectors | An allocation to U.S. Treasuries and government debt also contributed, as did holdings in asset-backed securities, commercial mortgage-backed securities, and non-agency mortgage-backed securities.
TOP PERFORMANCE DETRACTORS
Specific U.S. Treasury positions | Although the fund’s positions in Treasuries added value as a group, certain holdings in Treasuries experienced losses.
A small number of individual investment-grade corporate bonds | While most of the fund’s positions in this category registered positive absolute returns, a limited group of holdings—including Ford Motor Credit Company LLC and Occidental Petroleum Corp.—lost ground.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Investment Grade Bond Fund (Class A/TAUSX)	1.06%	(1.51)%	0.99%
Investment Grade Bond Fund (Class A/TAUSX)—excluding sales charge	5.26%	(0.71)%	1.40%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 3,411,639,530
Holdings Count | Holding	901
Advisory Fees Paid, Amount	$ 10,890,935
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,411,639,530
Total number of portfolio holdings	901
Total advisory fees paid (net)	$10,890,935
Portfolio turnover rate	107%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	38.9%
Corporate bonds	29.6%
U.S. Government	18.8%
Asset-backed securities	6.9%
Collateralized mortgage obligations – Commercial and residential	3.6%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Municipal bonds	0.3%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
On January 28, 2025, the shareholders of John Hancock Government Income Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on February 26, 2025.
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000001740 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Investment Grade Bond Fund
Class Name	Class C
Trading Symbol	TCUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Investment Grade Bond Fund (the fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Grade Bond Fund (Class C/TCUSX)	$152	1.49%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Investment Grade Bond Fund (Class C/TCUSX) returned 4.48% (excluding sales charges) for the year ended May 31, 2025. The U.S. bond market produced broad-based gains in the annual period, with positive price performance augmenting the contribution from income. Investors were cheered by the backdrop of falling inflation, moderate economic growth, and interest rate cuts by the U.S. Federal Reserve. Credit-oriented market segments generally outperformed, reflecting a hearty appetite for risk among market participants.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | The fund’s allocation to this area made the largest contribution to absolute performance due to the combination of positive total returns and a sizable portfolio weighting.
Investment-grade corporates | This segment of the fund also made a meaningful contribution, led by Charter Communications Operating LLC and Fresenius Medical Care AG.
Other contributing sectors | An allocation to U.S. Treasuries and government debt also contributed, as did holdings in asset-backed securities, commercial mortgage-backed securities, and non-agency mortgage-backed securities.
TOP PERFORMANCE DETRACTORS
Specific U.S. Treasury positions | Although the fund’s positions in Treasuries added value as a group, certain holdings in Treasuries experienced losses.
A small number of individual investment-grade corporate bonds | While most of the fund’s positions in this category registered positive absolute returns, a limited group of holdings—including Ford Motor Credit Company LLC and Occidental Petroleum Corp.—lost ground.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Investment Grade Bond Fund (Class C/TCUSX)	3.48%	(1.45)%	0.64%
Investment Grade Bond Fund (Class C/TCUSX)—excluding sales charge	4.48%	(1.45)%	0.64%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 3,411,639,530
Holdings Count | Holding	901
Advisory Fees Paid, Amount	$ 10,890,935
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,411,639,530
Total number of portfolio holdings	901
Total advisory fees paid (net)	$10,890,935
Portfolio turnover rate	107%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	38.9%
Corporate bonds	29.6%
U.S. Government	18.8%
Asset-backed securities	6.9%
Collateralized mortgage obligations – Commercial and residential	3.6%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Municipal bonds	0.3%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
On January 28, 2025, the shareholders of John Hancock Government Income Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on February 26, 2025.
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents